Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenues
Revenues - Disaggregation of revenue (Table)
	For the years ended December 31,
	2023	2022	2021
Time charters (operating leases)	$349,628	$283,962	$171,134
Voyage charters	10,958	15,109	13,531
Total	$360,586	$299,071	$184,665